Cover	May 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 05, 2026
Entity File Number	001-42037
Entity Registrant Name	Sow Good Inc.
Entity Central Index Key	0001490161
Entity Tax Identification Number	27-2345075
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1440 N Union Bower Rd
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	7506
City Area Code	(214)
Local Phone Number	623-6055
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	SOWG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false